Financing receivables, net (Schedule Of Accounts Financing Receivables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing receivables, gross		¥ 421,494	¥ 1,008,965
Less: allowance for financing receivables		(186,770)	(15,829)
Financing receivables, net		234,724	993,136
Current portion	$ 15,132	105,344	768,343
Non-current portion	$ 18,584	129,380	224,793
Micro Credit personal Loans [Member]
Financing receivables, gross		194,517	734,108
Corporate Loans [Member]
Financing receivables, gross		¥ 226,977	¥ 274,857